Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets.
Intangible assets

13   Intangible assets

	Application and platform
	Contributed				Development
	by Ping	Developed		Purchased	costs in		Business
	An Group	internally	Acquired	Software	progress	Goodwill	license	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Year ended December 31, 2021
Opening net book amount	—	287,674	29,709	44,758	121,122	289,161	124,145	20,494	917,063
Additions	—	—	570	19,606	62,287	—	—	—	82,463
Disposal, net	—	—	—	(1,103)	—	—	—	—	(1,103)
Write-off	—	(1,899)	—	—	(3,747)	—	—	—	(5,646)
Transfer	—	133,548	—	—	(133,548)	—	—	—	—
Amortization	—	(190,503)	(28,048)	(36,013)	—	—	(31,804)	(16,406)	(302,774)
Exchange differences	—	(1,877)	-	(207)	(725)	—	—	—	(2,809)
Closing net book amount	—	226,943	2,231	27,041	45,389	289,161	92,341	4,088	687,194

As at December 31, 2021
Cost	690,910	721,175	61,078	148,807	46,114	289,161	155,492	80,263	2,193,000
Accumulated amortization	(690,910)	(491,264)	(58,847)	(121,156)	-	-	(63,151)	(76,175)	(1,501,503)
Exchange differences	—	(2,968)	—	(610)	(725)	-	-	-	(4,303)
Net book amount	—	226,943	2,231	27,041	45,389	289,161	92,341	4,088	687,194

	Application and platform
	Contributed				Development
	by Ping	Developed		Purchased	costs in		Business
	An Group	internally	Acquired	Software	progress	Goodwill	license	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Year ended December 31, 2022
Opening net book amount	—	226,943	2,231	27,041	45,389	289,161	92,341	4,088	687,194
Additions	—	—	—	927	44,950	—	—	—	45,877
Write-off	—	(6,371)	—	—	(3,837)	—	—	—	(10,208)
Transfer	—	58,528	—	—	(58,528)	—	—	—	—
Amortization	—	(110,801)	(2,231)	(15,729)	—	—	(31,315)	(2,045)	(162,121)
Exchange differences	—	7,907	—	582	1,205	—	—	—	9,694
Closing net book amount	—	176,206	—	12,821	29,179	289,161	61,026	2,043	570,436

As at December 31, 2022
Cost	690,910	773,332	61,078	149,734	28,699	289,161	155,492	80,263	2,228,669
Accumulated amortization	(690,910)	(602,065)	(61,078)	(136,885)	—	—	(94,466)	(78,220)	(1,663,624)
Exchange differences	—	4,939	—	(28)	480	—	—	—	5,391
Net book amount	—	176,206	—	12,821	29,179	289,161	61,026	2,043	570,436

13   Intangible assets (Continued)

The Group assesses at each reporting date whether there is an indication that intangible assets may be impaired. During the year ended December 31, 2022, impairment charge of RMB6,371,000 and RMB3,837,000 has been charged to cost of revenue and research and development expenses, respectively. The impairment charge was charged against development costs which were in progress for certain application and platform developed internally, following a decision to reduce the output of certain products.

During the years ended December 31, 2020, 2021 and 2022, the amount of amortization charged to cost of revenue, research and development expenses and general and administrative expenses are as follows:

	Year ended December 31,
Amortization of intangible assets	2020	2021	2022
	RMB’000	RMB’000	RMB’000

Cost of revenue	275,479	297,406	146,466
Research and development expenses	3,812	3,396	6,282
General and administrative expenses	3,406	1,972	9,373
	282,697	302,774	162,121

(a)	Impairment tests for goodwill

Goodwill arises from the Group’s acquisitions of Vantage Point Technology on July 31, 2018, BER Technology on June 30, 2019, and View Foundation on August 30, 2019.

The goodwill of the Group is attributable to the acquired workforce and synergies expected to be derived from combining with the operations of the Group. During the year ended December 31, 2021 and 2022, the goodwill is regarded as attributable to the CGU of Technology Solutions segment. The Group carries out its impairment testing on goodwill by comparing the recoverable amounts of groups of CGUs to their carrying amounts.

The management did the value-in-use calculations to determine the recoverable amounts. Value-in-use is calculated based on discounted cash flows. The discounted cash flows calculations of group of CGUs use cash flow projection developed based on financial budgets approved by management of the Group, after considering the current and historical business performance, the future business plan and market data.

The significant assumptions used for value-in-use calculations are as follows:

	For the year ended December 31,
	2021	2022
	RMB'000	RMB'000

Revenue growth rate	10%-24%	-15%-13%
Profit Margin	-24%-15%	-15%-10%
Long term growth rate	2%	2%
Pre-tax discount rate	16.30%	17.50%
Recoverable amount of the CGU exceeding its carrying amount (RMB’000)	3,191,952	781,499

13   Intangible assets (Continued)

(a)	Impairment tests for goodwill (Continued)

For the year ended December 31, 2021, the performance of the Technology Solution segment have generally been in line with management’s expectations. In addition, the industry in which the Group operated and the market and regulatory environment were also largely stable. Hence, there were no significant changes in the operating risk, the renew growth rate and expected returns required by investors, which have resulted in relatively stable significant assumptions for the year ended December 31, 2021. With the impact of general economic environment, the business development of the Group, global socio-political conditions, pandemics outbreaks and changes in investors’ expected return, the expected revenue growth rate decreased and the discount rates increased in 2022, therefore the headroom decreased accordingly.

The following table sets forth the impact of reasonable possible changes in each of the significant assumptions, with all other variables held constant, of goodwill impairment testing at the dates indicated.

Possible changes of significant assumptions	Recoverable amount of the CGU
	exceeding its carrying amount
	Year ended December 31,
	2021	2022
	RMB’000	RMB’000

Revenue growth rate decrease by 5%	1,325,839	373,790
Profit margin decrease by 1%	2,532,835	459,556
Long term growth rate decrease by 1%	2,741,710	669,058
Pre-tax discount rate increase by 1%	2,594,933	616,950